Post-Employment Obligation - Summary of Principal Categories Percentage of Plan Assets (Detail)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [abstract]
Shares of Brazilian companies	7.11%	6.63%
Fixed income securities	71.92%	74.12%
Real estate property	4.69%	8.05%
Others	16.28%	11.20%
Total	100.00%	100.00%